UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment :        [ ]; Amendment Number: ___

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings holdings.

Institutional Investment Manager Filing this Report:

Name:    Hoplite Capital Management, LLC
Address: 810 Seventh Avenue, 34th Floor
         New York, New York 10019

Form 13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John T. Lykouretzos
Title:  Managing Member
Phone:  212-849-6700

Signature, Place, and Date of Signing:

/s/ John T. Lykouretzos             New York, New York           August 14, 2009
---------------------------         ------------------           ---------------
[Signature]                           [City, State]                  [Date]
Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: 1,545,946
                                        -----------
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this Form 13F report is filed, other than the manager filing this report.

No.     Form 13F Filer Number         Name

1.      028-11651                     Hoplite Partners, L.P.
2.      028-11652                     Hoplite Offshore Fund, Ltd.

                           FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2    COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE                      VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS      CUSIP       (X$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED   NONE
ADVANCE AUTO PARTS INC        COM           00751Y 10 6   117,300  2,827,180  SH          SHARED       1,2     0      2,827,180   -
AMERICAN TOWER CORP           CL A          029912 20 1    40,663  1,289,682  SH          SHARED       1,2     0      1,289,682   -
BANK OF AMERICA CORP          COM           060505 10 4   121,612  9,213,000  SH          SHARED       1,2     0      9,213,000   -
BERKSHIRE HATHAWAY INC DEL    CL A          084670 10 8       180          2  SH          SHARED       1,2     0              2   -
CARMAX INC                    COM           143130 10 2    12,748    867,190  SH          SHARED       1,2     0        867,190   -
CARNIVAL CORP                 PAIRED CTF    143658 30 0    58,909  2,285,956  SH          SHARED       1,2     0      2,285,956   -
CSX CORP                      COM           126408 10 3    63,615  1,837,000  SH          SHARED       1,2     0      1,837,000   -
ENERGIZER HLDGS INC           COM           29266R 10 8     8,829    169,000  SH          SHARED       1,2     0        169,000   -
FIFTH THIRD BANCORP           COM           316773 10 0    24,850  3,500,000  SH          SHARED       1,2     0      3,500,000   -
HOST HOTELS & RESORTS INC     COM           44107P 10 4    12,384  1,476,000  SH          SHARED       1,2     0      1,476,000   -
INVESCO LTD                   SHS           G491BT 10 8    48,880  2,743,000  SH          SHARED       1,2     0      2,743,000   -
JPMORGAN CHASE & CO           COM           46625H 10 0    71,631  2,100,000  SH          SHARED       1,2     0      2,100,000   -
MASTERCARD INC                CL A          57636Q 10 4    55,547    332,000  SH          SHARED       1,2     0        332,000   -
MOLSON COORS BREWING CO       CL B          60871R 20 9    39,854    941,500  SH          SHARED       1,2     0        941,500   -
MONSANTO CO NEW               COM           61166W 10 1    64,750    871,000  SH          SHARED       1,2     0        871,000   -
NVR INC                       COM           62944T 10 5    73,711    146,719  SH          SHARED       1,2     0        146,719   -
NRG ENERGY INC                COM NEW       629377 50 8    58,930  2,270,000  SH          SHARED       1,2     0      2,270,000   -
OCCIDENTAL PETE CORP DEL      COM           674599 10 5    24,152    367,000  SH          SHARED       1,2     0        367,000   -
PLAINS EXPL& PRODTN CO        COM           726505 10 0    88,712  3,242,400  SH          SHARED       1,2     0      3,242,400   -
POTASH CORP SASK INC          COM           73755L 10 7    45,502    489,000  SH          SHARED       1,2     0        489,000   -
SANDRIDGE ENERGY INC          COM           80007P 30 7    25,969  3,048,000  SH          SHARED       1,2     0      3,048,000   -
SBA COMMUNICATIONS            COM           78388J 10 6    77,046  3,139,622  SH          SHARED       1,2     0      3,139,622   -
SHERWIN WILLIAMS CO           COM           824348 10 6   101,231  1,883,378  SH          SHARED       1,2     0      1,883,378   -
TARGET CORP                   COM           87612E 10 6    34,777    881,100  SH          SHARED       1,2     0        881,100   -
TEREX CORP                    COM           880779 10 3    55,570  4,604,000  SH          SHARED       1,2     0      4,604,000   -
TIFFANY & CO NEW              COM           886547 10 8    20,086    792,042  SH          SHARED       1,2     0        792,042   -
VALERO ENERGY CORP NEW        COM           91913Y 10 0     8,445    500,000  SH  CALL    SHARED       1,2     0        500,000   -
VISA INC                      COM CL A      92826C 83 9    57,652    926,000  SH          SHARED       1,2     0        926,000   -
WAL MART STORES INC           COM           931142 10 3    39,284    810,974  SH          SHARED       1,2     0        810,974   -
WALGREEN CO                   COM           931422 10 9    46,790  1,591,500  SH          SHARED       1,2     0      1,591,500   -
WELLS FARGO & CO NEW          COM           949746 10 1    46,337  1,910,000  SH          SHARED       1,2     0      1,910,000   -
                                                        1,545,946
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